Cover	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2022
Entity File Number	001-39188
Entity Registrant Name	CINCINNATI BANCORP, INC.
Entity Central Index Key	0001787005
Entity Tax Identification Number	84-2848636
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6581 Harrison Avenue
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45247
City Area Code	513
Local Phone Number	574-3025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	CNNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false